EQUITY - Ordinary Shares and Preferred Shares (Details)						1 Months Ended
	Sep. 04, 2017 USD ($) item shares	Aug. 21, 2017 USD ($) agreement shares	Mar. 28, 2017 USD ($) item shares	Feb. 07, 2017 USD ($) agreement shares	Jan. 26, 2017 USD ($) agreement shares	Nov. 30, 2015 USD ($) shareholder $ / shares shares	Dec. 31, 2021 $ / shares
EQUITY
Warrants exercise price | $ / shares							$ 9.36
Preferred A Shares
EQUITY
Number of shareholders to whom warrants were issued | shareholder						2
Total exercise price of warrants						$ 1,500,000
Number of Preferred shares called by warrants | shares						455
Warrants exercise price | $ / shares						$ 3.295
Conversion ratio						1
Threshold maximum offer valuation price of the Company as a percentage of Preferred Shares Subscription Price						200.00%
Liquidation preference, additional percentage						8.00%
Preferred B Shares
EQUITY
Conversion ratio			1
Number of Securities Purchase Agreements entered into | agreement				2	2
Shares issued | shares			228	1,137	1,137
Total consideration			$ 751	$ 4.997	$ 4.997
Pre-money equity valuation considered for conversion of preferred shares			$ 300,000,000
Percentage of post-money valuation considered for conversion of preferred shares			200.00%
Liquidation preference, percentage of Preferred B Subscription Price			200.00%
Liquidation preference, percentage of overall internal rate of return			20.00%
Cap on liquidation preference, Number of times the Preferred B Subscription Price | item			3
Preferred C Shares
EQUITY
Conversion ratio	1
Number of Securities Purchase Agreements entered into | agreement		3
Shares issued | shares	33	823
Total consideration	$ 200,000	$ 5.002
Percentage of post-money valuation considered for conversion of preferred shares	200.00%
Liquidation preference, percentage of Preferred B Subscription Price	200.00%
Liquidation preference, percentage of overall internal rate of return	20.00%
Cap on liquidation preference, Number of times the Preferred B Subscription Price | item	3